Intangible Asset, Net - Schedule of Impaired Intangible Assets (Details) - Distribution Channel [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2016
Weighted Average Amortization Period (Years)		10 years	10 years
Intangible assets, gross		$ 320,000	$ 320,000
Acquisitions			320,000
Impairment charges
Predecessor [Member]
Intangible assets, gross
Acquisitions				320,000
Impairment charges
Successor [Member]
Intangible assets, gross	320,000		$ 320,000
Acquisitions
Impairment charges